Note 13 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2015
Share Capital [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
(thousands of shares)	January 31, 2015	January 31, 2014	January 31, 2013
Balance, beginning of year	63,661	62,654	62,433
Shares issued:
Stock options and share units exercised	478	1,007	221
Issuance of common shares	10,925	-	-
Acquisitions (Note 3)	416	-	-
Balance, end of year	75,480	63,661	62,654